Warrants, founders' warrants and free shares (Tables)	12 Months Ended
Dec. 31, 2022
Warrants, founders' warrants and free shares
Schedule of reconciliation of warrants issued as equity that were outstanding during the year

Number of
		Number of outstanding warrants					shares which
		As of					can be
Type	Grant date	1/1/2021	Granted	Exercised	Lapsed	As of 12/31/2021	subscribed
Warrants 2020	04/07/2020	3,615,566	—	(1,122,695)	—	2,492,871	2,492,871

							Number of
		Number of outstanding warrants					shares which
		As of					can be
Type	Grant date	1/1/2022	Granted	Exercised	Lapsed	As of 12/31/2022	subscribed
Warrants 2020	04/07/2020	2,492,871	—	(22,902)	—	2,469,969	2,469,969
Total		2,492,871		(22,902)		2,469,969	2,469,969

BSA Warrants Issued As Equity Compensation
Warrants, founders' warrants and free shares
Schedule of characteristics and assumptions for warrants issued pursuant to equity compensation plans

		Characteristics			Assumptions		IFRS2 Initial
		Number of					valuation (Black-
		warrants	Maturity	Exercise			Scholes) in
Type	Grant date	granted	date	price	Volatility	Risk-free rate	thousands of euros
Warrants 2017	07/21/2017	72,000	07/21/2021	€3.30	59.95%	-0.62%	153
Warrants 2021	06/17/2022	398,476	06/17/2028	€0.097	63%	0.62%	17

Schedule of activity for warrants issued pursuant to equity compensation plans

		Number of outstanding warrants					Number of
							shares which can
Type	Grant date	As of 1/1/2021	Granted	Exercised	Lapsed	As of 12/31/2021	be subscribed
Warrants 2017	07/21/2017	72,000	—	—	(72,000)	—	—

		Number of outstanding warrants					Number of
							shares which can
Type	Grant date	As of 1/1/2022	Granted	Exercised	Lapsed	As of 12/31/2022	be subscribed
Warrants 2021	06/17/2022	—	398,476	—	—	398,476	398,476

Founders share warrants
Warrants, founders' warrants and free shares
Schedule of characteristics and assumptions for warrants issued pursuant to equity compensation plans

		Characteristics				Assumptions
								IFRS 2 Initial
		Number of						valuation (Black-
		warrants		Expected	Exercise			Scholes) in
Type	Grant date	granted	Maturity date	term	price	Volatility	Risk-free rate	thousands of euros
Founders’ warrants2017-1	07/21/2017	227,000	07/21/2021	3 years	€3.30	54.07%	-0.53%	347
Founders’ warrants2017-2	07/21/2017	127,000	07/21/2021	3 years	€3.30	57.25%	-0.65%	421
Founders’ warrants2019-1	04/03/2020	1,333,333	04/03/2026	2 years	€0.27	48.36%	-0.62%	674
Founders’ warrants2019-2	04/03/2020	666,667	04/03/2026	4 years	€0.27	53.32%	-0.56%	356
Founders’ warrants2020-1	12/22/2020	999,393	12/22/2026	2 years	€0.47	57.80%	-0.77%	508
Founders’ warrants2020-2	12/22/2020	499,696	12/22/2026	4 years	€0.47	57.91%	-0.77%	284
Founders’ warrants2021-1	09/15/2021	2,919,415	09/15/2027	1 year	€0.73	79.11%	-0.73%	677
Founders’ warrants2021-2	09/15/2021	1,459,707	09/15/2027	2 years	€0.73	106.04%	-0.75%	595

Schedule of activity for warrants issued pursuant to equity compensation plans

							Number of
		Number of outstanding warrants					shares which
							can be
Type	Grant date	At 1/1/2021	Granted	Exercised	Lapsed	At 31/12/2021	subscribed
Founders’ warrants2017-1	07/21/2017	148,000	—	—	(148,000)	—	—
Founders’ warrants2017-2	07/21/2017	62,848	—	—	(62,848)	—	—
Founders’ warrants2019-1	04/03/2020	1,011,309	—	(35,739)	(99,897)	875,673	875,673
Founders’ warrants2019-2	04/03/2020	662,363	—	(17,870)	(49,948)	594,545	594,545
Founders’ warrants2020-1	12/22/2020	999,393	—	(74,346)	(199,797)	725,250	725,250
Founders’ warrants2020-2	12/22/2020	499,696	—	(37,173)	(99,898)	362,250	362,250
Founders’ warrants2021-1	09/15/2021	—	2,919,415	—	(45,645)	2,873,769	2,873,769
Founders’ warrants2021-2	09/15/2021	—	1,459,707	—	(22,823)	1,436,885	1,436,885
Total		3,383,609	4,379,122	(165,128)	(728,856)	6,868,747	6,868,747

		Number of outstanding warrants					Number of
							shares which
							can be
Type	Grant date	At 1/1/2022	Granted	Exercised	Lapsed	At 31/12/2022	subscribed
Founders’ warrants2017-1	07/21/2017	—	—	—	—	—	—
Founders’ warrants2017-2	07/21/2017	—	—	—	—	—	—
Founders’ warrants2019-1	04/03/2020	875,673	—	(2,152)	(42,223)	831,298	831,297
Founders’ warrants2019-2	04/03/2020	594,545	—	—	(4,303)	590,242	590,241
Founders’ warrants2020-1	12/22/2020	725,250	—	—	(84,447)	640,803	640,802
Founders’ warrants2020-2	12/22/2020	362,250	—	—	(8,607)	353,643	353,643
Founders’ warrants2021-1	09/15/2021	2,873,769	—	—	(292,376)	2,581,393	2,581,394
Founders’ warrants2021-2	09/15/2021	1,436,885	—	—	(146,188)	1,290,697	1,290,696
Total		6,868,747	—	(2,152)	(578,144)	6,288,073	6,288,073

Schedule of vesting period for warrants

Type	Vesting period
Founders’ warrants2017-1	1/3 as of 07/21/2017 1/3 as of 07/21/2018 1/3 as of 07/21/2019
Founders’ warrants2017-2	1/3 as of 07/21/2017 1/3 as of 07/21/2018 1/3 as of 07/21/2019
Founders’ warrants2019-1	1/3 as of 04/10/2020 1/3 as of 04/10/2022 1/3 as of 04/10/2024
Founders’ warrants2019-2	1/3 as of 04/10/2020 1/3 as of 04/10/2022 1/3 as of 04/10/2024
Founders’ warrants2020-1	1/3 as of 12/22/2020 1/3 as of 12/22/2022 1/3 as of 12/22/2024
Founders’ warrants2020-2	1/3 as of 12/22/2020 1/3 as of 12/22/2022 1/3 as of 12/22/2024
Founders’ warrants2021-1	1/3 as of 09/15/2021 1/3 as of 09/15/2022 1/3 as of 09/15/2023
Founders’ warrants2021-2	1/3 as of 09/15/2021 1/3 as of 09/15/2022 1/3 as of 09/15/2023

Free share warrants
Warrants, founders' warrants and free shares
Schedule of characteristics and assumptions for warrants issued pursuant to equity compensation plans

		Characteristics			Assumptions		IFRS 2 Initial
		Number of					valuation (Black-
		warrants	Maturity				Scholes) in thousands
Type	Grant date	granted	date	Exercise price	Volatility	Risk-free rate	of euros
Free shares 2020	12/22/2020	2,500,911	N/A	N/A	N/A	N/A	2,311
Free shares 2021-1	09/15/2021	6,631,068	N/A	N/A	N/A	N/A	4,936
Free shares 2021-2	04/25/2022	1,591,334	N/A	N/A	N/A	N/A	271
Total		10,723,313					7,518

Schedule of activity for warrants issued pursuant to equity compensation plans

		Number of outstanding free shares					Number of shares
Type	Grant date	As of 1/1/2021	Granted	Acquired	Lapsed	As of 12/31/2021	which can be issued
Free shares 2020	12/22/2020	2,500,911	—	—	—	2,500,911	2,500,911
Free shares 2021	09/15/2021	—	6,631,068	—	—	6,631,068	6,631,068
Total		2,500,911	6,631,068	—	—	9,131,979	9,131,979

		Number of outstanding free shares					Number of shares
Type	Grant date	As of 1/1/2022	Granted	Acquired	Lapsed	As of 12/31/2022	which can be issued
Free shares 2020	12/22/2020	2,500,911	—	(2,500,911)	—	—	—
Free shares 2021-1	09/15/2021	6,631,068	—	(6,631,068)	—	—	—
Free shares 2021-2	04/25/2022	—	1,591,334	—	—	1,591,334	1,591,334
Total		9,131,979	1,591,334	(9,131,979)	—	1,591,334	1,591,334

Schedule of vesting period for warrants

Type	Vesting period
Free shares2020	Vesting period of 2 years followed by a holding period of 2 years
Free shares2021-1	Vesting period of 1 year followed by a holding period of 1 year
Free shares2021-2	Vesting period of 1 year followed by a holding period of 1 year

Schedule of share-based compensation expense

	DECEMBER 31, 2021				DECEMBER 31, 2022
		Cumulative				Cumulative
	Probable	expenses -	Expense	Cumulative		expenses -
	cost of	beginning	for the	expense to	Probable cost	beginning of	Expense for	Cumulative
Type	the plan	of period	period	date	of the plan	period	the period	expense to date
Warrants 2021	153	153	—	153	17	—	17	17
Founders’ warrants2017-1	347	347	—	347	347	347	—	347
Founders’ warrants2017-2	369	369	—	369	369	369	—	369
Founders’ warrants2019-1	640	447	124	570	640	570	74	644
Founders’ warrants2019-2	320	52	62	113	320	113	98	207
Founders’ warrants2020-1	218	257	84	341	218	341	97	433
Founders’ warrants2020-2	435	1	42	43	435	43	58	100
Founders’ warrants2021-1	838	—	339	339	838	339	209	547
Founders’ warrants2021-2	419	—	169	169	419	169	251	417
Free shares 2020	2,311	28	1,155	1,184	2,311	1,184	1,117	2,311
Free shares 2021-1	4,936	—	1,447	1,447	4,936	1,447	3,460	4,936
Free shares 2021-2	—	—	—	—	271	—	186	186
Sub-total			3,422				5,567
Social contribution (1)			308				171
Total			3,730				5,738
(1)	Free shares are subject to social contribution to be paid upon the issuance of the free shares at the term of the vesting period. This social contribution is recognized on a straight-line basis over the vesting period and adjusted at each closing based on the Company’s share price. This social contribution is recorded in social security liabilities (refer to Note 15.2) and amounted to €171 thousand as of December 31, 2022.